                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03159

Active Assets Money Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices)             (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2004

Date of reporting period: December 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Money Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended December 31, 2003

MARKET CONDITIONS

The Federal Open Market Committee (the "Fed") lowered its target rate for federal funds to 1.00 percent, a 45-year low, on June 25, 2003. It maintained that target throughout the second half of the year to encourage a faster pace of economic activity. By the second half of 2003 the combination of this highly accommodative monetary posture and stimulative fiscal policies in the form of tax cuts appeared to begin to have an effect, with many companies reporting improved second-half earnings and the third-quarter GDP increasing to 8.2 percent. The Fed's sustained emphasis on low interest rates had a marked impact on money market fund yields, which reached record low levels during the period.

PERFORMANCE ANALYSIS

As of December 31, 2003, Active Assets Money Trust had net assets of more than $21.2 billion and the average maturity of the Fund's portfolio was 63 days. For the six-month period ended December 31, 2003, the Fund returned 0.34 percent. For the seven-day period ended December 31, 2003, the Fund provided an effective annualized yield of 0.69 and a current yield of 0.68 percent, while its 30-day moving average yield for December was 0.68 percent. Past performance is no guarantee of future results.

Our strategy in managing the Fund remained consistent with our long-term focus on maintaining preservation of capital and very high liquidity.* As we have in the past, we adhered to a conservative approach that avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. On December 31, 2003, approximately 55 percent of the Fund's portfolio was invested in high-quality commercial paper, 28 percent in U.S. Treasury and federal agency obligations and the remaining 17 percent in certificates of deposit and short-term bank notes issued by financially strong commercial banks. At the end of the fiscal period, approximately 89 percent of the Fund's holdings were due to mature in less than four months.
----------------------------------------------------
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

   PORTFOLIO COMPOSITION
   Commercial Paper                                    55.0%
   U.S. Government & Agency Obligations                27.9
   Certificates of Deposit                             12.4
   Bank Notes                                           4.7

   MATURITY SCHEDULE
     1 - 30 Days                                       29.1%
    31 - 60 Days                                       27.8
    61 - 90 Days                                       18.5
    91 - 120 Days                                      14.5
   121+ Days                                           10.1

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

1) THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS.

2) IN SELECTING INVESTMENTS, THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED)

                                                                           ANNUALIZED
PRINCIPAL                            DESCRIPTION                              YIELD
AMOUNT IN                                AND                               ON DATE OF
THOUSANDS                           MATURITY DATES                          PURCHASE          VALUE
---------------------------------------------------------------------------------------------------------
             Commercial Paper (55.0%)
             Banking (1.8%)
$  376,000   Citicorp
               01/05/04 - 03/10/04.......................................  1.07 - 1.08%  $   375,642,501
                                                                                         ---------------
             Finance - Automotive (4.4%)
    92,000   DaimlerChrysler Revolving Auto Conduit
               01/16/04..................................................     1.10            91,957,833
   845,000   New Center Asset Trust
               01/09/04 - 02/18/04.......................................  1.08 - 1.09       844,252,471
                                                                                         ---------------
                                                                                             936,210,304
                                                                                         ---------------
             Finance - Corporate (0.2%)
    50,000   CIESCO, LLC
               01/15/04..................................................     1.08            49,979,000
                                                                                         ---------------

             Financial Conglomerates (8.0%)
 1,072,075   General Electric Capital Corp.
               01/05/04 - 06/04/04.......................................  1.09 - 1.19     1,068,996,449
   639,075   Mortgage Interest Networking Trust
               01/14/04 - 02/25/04.......................................  1.08 - 1.10       638,432,570
                                                                                         ---------------
                                                                                           1,707,429,019
                                                                                         ---------------
             Integrated Oil (0.9%)
   200,000   Shell Finance (U.K.) PLC
               01/30/04..................................................     1.11           199,821,167
                                                                                         ---------------

             International Banks (39.1%)
   400,650   ANZ (DE) Inc.
               02/10/04 - 03/02/04.......................................     1.08           400,016,390
    75,000   BNP Paribas Finance Inc.
               01/22/04..................................................     1.08            74,952,750
   350,000   Barclays U.S. Funding Corp.
               01/08/04 - 02/27/04.......................................  1.06 - 1.08       349,571,194
    33,650   CBA (Delaware) Finance Inc.
               03/12/04..................................................     1.08            33,578,657
   450,000   Canadian Imperial Holdings Inc.
               02/24/04 - 03/30/04.......................................  1.07 - 1.09       449,062,194
 1,064,550   Dexia Delaware LLC
               01/21/04 - 03/30/04.......................................  1.06 - 1.09     1,062,581,645

4
                       See Notes to Financial Statements

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

                                                                           ANNUALIZED
PRINCIPAL                            DESCRIPTION                              YIELD
AMOUNT IN                                AND                               ON DATE OF
THOUSANDS                           MATURITY DATES                          PURCHASE          VALUE
---------------------------------------------------------------------------------------------------------
$1,042,250   ING (U.S.) Funding LLC
               01/06/04 - 03/17/04.......................................  1.07 - 1.09%  $ 1,041,612,892
   300,000   Rabobank USA Financial Corp.
               02/19/04 - 05/06/04.......................................  1.07 - 1.16       299,049,361
 1,050,000   Royal Bank of Canada
               02/26/04 - 04/30/04.......................................  1.07 - 1.13     1,047,494,042
 1,100,000   Royal Bank of Scotland PLC
               01/02/04 - 02/17/04.......................................  1.08 - 1.09     1,099,484,792
 1,018,075   Societe Generale N.A. Inc.
               02/02/04 - 04/29/04.......................................  1.07 - 1.08     1,015,993,787
 1,045,375   Toronto - Dominion Holdings (U.S.A.), Inc.
               01/07/04 - 02/25/04.......................................  1.08 - 1.09     1,044,654,425
   400,000   UBS Finance (Delaware) LLC
               04/30/04 - 07/30/04.......................................  1.16 - 1.27       397,228,834
                                                                                         ---------------
                                                                                           8,315,280,963
                                                                                         ---------------
             Investment Banks/Brokers (0.6%)
   125,000   Goldman Sachs Group, Inc. (The)
               03/01/04..................................................     1.11           124,768,750
                                                                                         ---------------
             Total Commercial Paper (Cost $11,709,131,704)............................    11,709,131,704
                                                                                         ---------------
             U.S. Government & Agency Obligations (27.9%)
 1,289,439   Federal Home Loan Banks
               01/14/04 - 06/09/04.......................................  1.03 - 1.09     1,288,128,805
   915,136   Federal National Mortgage Assoc.
               01/14/04 - 04/30/04.......................................  1.05 - 1.15       913,159,353
 2,812,825   Freddie Mac
               02/26/04 - 05/24/04.......................................  1.06 - 1.12     2,803,840,372
   929,300   U.S. Treasury Bills
               01/29/04 - 04/22/04.......................................  0.97 - 1.04       926,960,604
                                                                                         ---------------
             Total U.S. Government & Agency Obligations (Cost $5,932,089,134).........     5,932,089,134
                                                                                         ---------------

                                                                               5
                       See Notes to Financial Statements

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

                                                                           ANNUALIZED
PRINCIPAL                            DESCRIPTION                              YIELD
AMOUNT IN                                AND                               ON DATE OF
THOUSANDS                           MATURITY DATES                          PURCHASE          VALUE
---------------------------------------------------------------------------------------------------------
             Certificates of Deposit (12.4%)
$  700,000   Bank of America, N.A.
               03/18/04..................................................    1.10%       $   700,000,000
   350,000   Citibank, N.A.
               02/06/04 - 02/23/04.......................................     1.09           350,000,000
   580,250   State Street Bank & Trust Co.
               02/09/04 - 03/09/04.......................................  1.04 - 1.08       580,250,000
 1,000,000   Wells Fargo Bank, N.A.
               01/15/04 - 03/19/04.......................................  1.04 - 1.07     1,000,000,000
                                                                                         ---------------
             Total Certificates of Deposit (Cost $2,630,250,000)......................     2,630,250,000
                                                                                         ---------------
             Short-Term Bank Notes (4.7%)
   350,000   Bank of America, N.A.
               05/07/04 - 05/13/04.......................................     1.13           350,000,000
   250,000   LaSalle Bank, N.A.
               01/22/04 - 02/05/04.......................................     1.08           250,000,000
   400,000   Standard Federal Bank, N.A.
               01/15/04 - 03/24/04.......................................  1.07 - 1.08       400,000,000
                                                                                         ---------------
             Total Short-Term Bank Notes (Cost $1,000,000,000)........................     1,000,000,000
                                                                                         ---------------

             Total Investments (Cost $21,271,470,838) (a).................    100.0%      21,271,470,838

             Liabilities in Excess of Other Assets........................     (0.0)          (3,928,313)
                                                                              -----      ---------------
             Net Assets...................................................    100.0%     $21,267,542,525
                                                                              =====      ===============

---------------------
(a) Cost is the same for federal income tax purposes.

6
                       See Notes to Financial Statements

Active Assets Money Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $21,271,470,838)....................................  $21,271,470,838
Cash........................................................           24,365
Interest receivable.........................................        3,570,304
Prepaid expenses and other assets...........................          237,090
                                                              ---------------
    Total Assets............................................   21,275,302,597
                                                              ---------------
Liabilities:
Payable for:
    Investment management fee...............................        5,336,883
    Distribution fee........................................        2,021,994
Accrued expenses and other payables.........................          401,195
                                                              ---------------
    Total Liabilities.......................................        7,760,072
                                                              ---------------
    Net Assets..............................................  $21,267,542,525
                                                              ===============
Composition of Net Assets:
Paid-in-capital.............................................  $21,267,485,831
Accumulated undistributed net investment income.............           56,694
                                                              ---------------
    Net Assets..............................................  $21,267,542,525
                                                              ===============
Net Asset Value Per Share,
21,267,527,630 shares outstanding (unlimited shares
authorized of $.01 par value)...............................            $1.00
                                                              ===============

                                                                               7
                       See Notes to Financial Statements

Active Assets Money Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2003 (unaudited)

Net Investment Income:
Interest Income.............................................  $124,669,789
                                                              ------------
Expenses
Investment management fee...................................    30,516,278
Distribution fee............................................    11,580,246
Transfer agent fees and expenses............................     4,300,199
Custodian fees..............................................       449,225
Shareholder reports and notices.............................       353,434
Trustees' fees and expenses.................................       124,170
Registration fees...........................................        88,268
Professional fees...........................................        38,874
Other.......................................................       228,977
                                                              ------------
    Total Expenses..........................................    47,679,671
                                                              ------------
    Net Investment Income...................................    76,990,118

    Net Realized Gain.......................................        11,534
                                                              ------------
Net Increase................................................  $ 77,001,652
                                                              ============

8
                       See Notes to Financial Statements

Active Assets Money Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              DECEMBER 31, 2003    JUNE 30, 2003
                                                              -----------------   ---------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $    76,990,118    $   273,810,931
Net realized gain...........................................            11,534              1,905
                                                               ---------------    ---------------
    Net Increase............................................        77,001,652        273,812,836
                                                               ---------------    ---------------
Dividends and Distributions to Shareholders from:
Net investment income.......................................       (76,998,519)      (273,802,951)
Net realized gain...........................................           (11,534)            (1,905)
                                                               ---------------    ---------------
    Total Dividends and Distributions.......................       (77,010,053)      (273,804,856)
                                                               ---------------    ---------------

Net decrease from transactions in shares of beneficial
  interest..................................................    (2,010,108,839)    (1,760,025,590)
                                                               ---------------    ---------------
    Net Decrease............................................    (2,010,117,240)    (1,760,017,610)
Net Assets:
Beginning of period.........................................    23,277,659,765     25,037,677,375
                                                               ---------------    ---------------
End of Period
(Including accumulated undistributed net investment income
of $56,694 and $65,095, respectively).......................   $21,267,542,525    $23,277,659,765
                                                               ===============    ===============

                                                                               9
                       See Notes to Financial Statements

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.248% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.247% to the portion of daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.246% to the portion of the daily net assets exceeding $30 billion.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2003, aggregated $55,657,528,013 and $57,779,539,463, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $59,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended December 31, 2003, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,674. At

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

December 31, 2003, the Fund had an accrued pension liability of $60,293 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              DECEMBER 31, 2003    JUNE 30, 2003
                                                              -----------------   ---------------
                                                                 (unaudited)

Shares sold.................................................    36,182,616,458     70,079,943,853
Shares issued in reinvestment of dividends and
  distributions.............................................        76,816,576        273,033,113
                                                               ---------------    ---------------
                                                                36,259,433,034     70,352,976,966
Shares redeemed.............................................   (38,269,541,873)   (72,113,002,556)
                                                               ---------------    ---------------
Net decrease in shares outstanding..........................    (2,010,108,839)    (1,760,025,590)
                                                               ===============    ===============

6. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

Active Assets Money Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                  FOR THE YEAR ENDED JUNE 30,
                                                MONTHS ENDED      ----------------------------------------------------
                                              DECEMBER 31, 2003     2003       2002       2001       2000       1999
                                              -----------------   --------   --------   --------   --------   --------
                                                 (unaudited)
Selected Per Share Data:

Net asset value, beginning of period........        $ 1.00         $ 1.00     $ 1.00     $ 1.00     $ 1.00    $  1.00
                                                    ------         ------     ------     ------     ------    -------

Net income from investment operations.......         0.003          0.011      0.023      0.056      0.054      0.048

Less dividends from net investment income...        (0.003)+       (0.011)+   (0.023)+   (0.056)+   (0.054)    (0.048)
                                                    ------         ------     ------     ------     ------    -------

Net asset value, end of period..............        $ 1.00         $ 1.00     $ 1.00     $ 1.00     $ 1.00    $  1.00
                                                    ======         ======     ======     ======     ======    =======

Total Return................................          0.34%(1)       1.13%      2.33%      5.76%      5.50%      4.92%

Ratios to Average Net Assets:
Expenses....................................          0.41%(2)       0.41%      0.40%      0.41%      0.42%      0.43%

Net investment income.......................          0.66%(2)       1.12%      2.32%      5.58%      5.38%      4.78%

Supplemental Data:
Net assets, end of period, in millions......       $21,268        $23,278    $25,038    $26,212    $20,972    $15,989

---------------------

(1)  Not annualized.
(2)  Annualized.
 +   Includes capital gain distribution of less than $0.001.

                                                                              13
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISOR

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. Fore more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Active Assets
Money Trust

Semiannual Report
December 31, 2003

[MORGAN STANLEY LOGO]

13679B04-AP-2/04
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Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2004

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